SCHEDULE OF EARNINGS/(LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Earnings/(loss) per share
Net income/(loss)	$ (5,842,749)	$ 209,911	$ 153,227
Weighted average number of ordinary shares, Basic	9,016,565	4,943,920	4,273,183
Weighted average number of ordinary shares, Diluted	9,016,565	4,943,920	4,273,183
Earning per share, Basic	$ (0.6480)	$ 0.0425	$ 0.0359
Earning per share, Diluted	$ (0.6480)	$ 0.0425	$ 0.0359